September 27, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Spirit of America Investment Fund, Inc. (the “Registrant”)
SEC File Nos. 333-27925/811-08231
SEC Accession No. 0001193125-17-208140

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a supplement, dated June 20, 2017, effective September 1, 2017, to the Prospectus for the Spirit of America Energy Fund.

Questions concerning this filing may be directed to Mr. Thomas R. Westle at (212) 885-5239.

Very truly yours,

/s/ Thomas R. Westle

Thomas R. Westle

Enclosures

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